UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2010

Item 1. Report to Stockholders.


Calvert Tax-Free Reserves

  Money Market Portfolio
  Tax-Free Bond Fund

Semi-Annual Report

June 30, 2010

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TABLE OF CONTENTS
2	President's Letter
5	Portfolio Management Discussion
10	Shareholder Expense Example
12	Statements of Net Assets
31	Notes to Statements of Net Assets
32	Statements of Operations
34	Statements of Changes in Net Assets
37	Notes to Financial Statements
47	Financial Highlights
51	Explanation of Financial Tables
53	Proxy Voting
54	Availability of Quarterly Portfolio Holdings

[photo]

Barbara Krumsiek
Calvert CEO and President

Dear Shareholder:

Over the six-month reporting period, investor risk aversion grew as confidence in the pace of global economic recovery waned, sparking another investor flight to quality. Demand for Treasuries and other more conservative asset classes surged, while the equity markets, which had rallied strongly through mid-March, fell sharply. Asset inflows into bond funds reached $152 billion for the first half of 2010, according to Lipper data, versus inflows of $24 billion into equity funds.1

An array of concerns unnerved the markets, including proposed U.S. financial regulations, potential trouble in China's economy, high levels of unemployment globally, and worries about the sovereign credit quality of Greece, Spain, and other European countries.

In the U.S., economic data showed mixed signs about the strength of the recovery, raising concerns about the risk of a "double-dip" recession. Across the country, people grappled with daily images of the devastation caused by the Gulf of Mexico oil spill and its long-term implications for livelihoods, businesses, the environment, and the U.S. economy. Calvert shares the extraordinary anger and frustration felt by the millions of Americans whose lives have been disrupted since the catastrophic spill on April 20.

These mounting concerns, along with the not-fully-explained "flash crash" in the stock market on May 6, caused many investors to move into higher-quality assets.

Bonds Fare Well in Risk-Averse Market

Returns for fixed-income investments generally outpaced equity results for the six-month period, with the Barclays Capital U.S. Credit Index up 5.62% versus a loss of 6.65% for the Standard & Poor's 500 Index. Money market returns remained low but were positive, reflecting the Federal Reserve (Fed)'s continued target of 0% to 0.25% for the federal funds rate.

In the municipal bond market, demand for state, county, and Build America Bonds remained relatively high, fueled in part by fears of rising taxes. The Barclays Capital Municipal Bond Index advanced 3.31% for the reporting period.

Our Fund Strategies

With short-term interest rates at historically low levels, we believe that near-term interest-rate risk is significant. As a result, our portfolios have been conservatively positioned with shorter-than-benchmark durations for some time. (Duration measures a portfolio's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the change in price for a given change in interest rates.) Because of our conservative approach, our tax-exempt strategies have struggled somewhat against their benchmarks.

Recovery Restrained, But On Track

Looking ahead, we expect the fragile economic recovery to continue, with gross domestic product growth that will likely be slower than the pace of past recoveries. Central banks around the world are continuing to maintain extremely accommodative monetary policies, which has generally kept interest rates very low by historical standards. We believe these policies are working, albeit slowly, to revive the engines of economic and corporate growth.

In the U.S., there are concerns that economic growth may slow in coming quarters as the benefits of inventory restocking and fiscal stimulus fade. Surveys of economic activity, however, have generally been showing continued growth, and industrial production has strengthened.

Of course, headwinds to full economic recovery persist. The U.S. unemployment rate hovered at 9.5% as of June, housing prices fell in the first quarter of 2010, and consumer confidence hit a low mark in June. In this constricted economic environment, the Fed has indicated that it expects to keep the federal funds rate at "exceptionally low levels" for an extended period.

Financial Reform: Center Stage

Looking ahead, long-awaited financial reform is under way with Congressional passage of the largest financial reform bill since the Great Depression. The legislation seeks to address inadequate regulation of Wall Street firms and the type of unrestrained environment that led to the credit crisis of 2008 and the ensuing global market meltdown.

In addition, Goldman Sachs paid out the largest Securities and Exchange Commission fine in history--$550 million--to settle a civil-fraud complaint. These significant events should reassure investors and remove some uncertainty from the markets. As the Obama administration and Congress work to craft financial reforms, we believe that over time these efforts may work to redress some systemic imbalances in the financial system and provide additional stability to the economy and markets.

Review Your Portfolio Allocations

In our view, the fixed-income markets are likely to be in transition for some time as the government tackles financial reform, the credit markets continue to recover, and interest rates ultimately trend higher.

In this shifting market environment, we believe that it is a sound strategy to include a range of fixed-income investments in your portfolio. Meet with your financial advisor to discuss your current allocations to ensure that they are appropriate given your financial goals, investment time horizon, and the current market outlook.

Be sure to visit our award-winning website, www.calvert.com, for frequent updates and commentary on economic and market developments from Calvert professionals.

As always, we appreciate your investing with Calvert.

Sincerely,

/s/Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
July 2010

1. Data through July 7, 2010. Source: Barron's, Lipper Mutual Fund Quarterly, July 12, 2010.

[photo]

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income,
Calvert Asset Management Company

Investment Climate

Over the six-month reporting period, the U.S. continued its slow recovery from the deepest recession of the post-World War II era. Assuming that the consensus1 expectation for a moderate 3.3% pace of economic growth in the second quarter of 2010 holds true, gross domestic product (GDP) will have grown at a 3.4% pace in the 12 months since the trough of the recession, with a 3.0% economic growth rate in the first half of 2010. While both rates are near the average for the last 50 years, they are well below the pace seen during previous recoveries from deep recessions. In fact, after the end of the reporting period, expectations for GDP growth continued to trend lower.

Consumer prices rose at an increasingly slow rate over the past six months--a phenomenon known as "disinflation." In fact, the yearly core inflation rate toward the end of the reporting period was only 0.9%2, the lowest since 1966. The labor market improved but remained quite weak, with the June unemployment rate at 9.5%.

As the sovereign debt crisis in the European Economic and Monetary Union (euro zone) deepened and spread, it drove market moves during the period. Debt-laden euro-zone governments and banks found it increasingly difficult to fund their debts in public markets. This rekindled investors' fears of another global markets meltdown, which always seemed to be lurking just below the surface.

The fear reached a crescendo in early May, when the European Union, International Monetary Fund, and European Central Bank announced massive support initiatives. The fear ebbed and euro-zone lending markets calmed, but concerns about the outlook for global and U.S. growth sank investor confidence and the second quarter closed on a down note.

The Federal Reserve (Fed) left the target federal funds rate near zero percent and repeatedly indicated that it would remain low for an "extended period."3 By the end of June, lending rates signaled that the market did not expect the Fed to begin raising rates until mid-2011. In the meantime, the Fed finished closing its emergency support facilities and tested some policy exit strategies. However, it did reopen dollar currency swap lines with the major central banks in response to the euro-zone debt crisis.

Toward the end of the reporting period, investors once again became more risk averse and flocked to low-yielding, liquid Treasuries--driving yields down even further. As a result, the benchmark 10-year Treasury note's yield fell 0.90 percentage points over the six-month period to 2.95%. However, with the Fed's interest-rate moves on hold, most money-market rates were nearly unchanged and three-month Treasury bills yielded only 0.17% at the end of June.4

Demand for municipal bonds remained strong as lower tax-exempt supply and attractive ratios to Treasuries outweighed concerns over state and local government budgetary strains. The success of the taxable Build America Bonds has reduced the supply of tax-exempt municipals, so the level of interest rates for long-term, tax-exempt municipals are now twice as high as those of Treasuries.

Outlook

We expect the fragile recovery to continue as the post-crisis deleveraging in the U.S. and other western economies plays out, with slow economic growth and little consumer price inflation.

Globally, the Fed and other central banks are running extremely easy monetary policies with rock-bottom interest rates. This has generally led investors to hunt far and wide to try to achieve higher returns, and take on greater risk than they did during the financial crisis of 2008 and early 2009. We saw a similar pattern in the middle of the last decade.

Given the low level of interest rates, even on bonds with higher levels of credit risk, we plan to keep the durations of our funds shorter than their respective benchmarks to help minimize the negative effects of an eventual rise in interest rates. We also plan to maintain a conservative credit risk profile in the near term.

Sincerely,

/s/Catherine Roy

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income

Calvert Asset Management Company

July 2010

1. Forecast source: Wall Street Journal Economic Forecasting Survey of June 2010. Actual GDP data source: Bureau of Economic Analysis

2. Year-over-year core CPI rate as of May 2010 according to the Bureau of Labor Statistics

3. Federal Open Market Committee

4. Interest rate data sources: Bloomberg and Federal Reserve

CTFR Money Market Portfolio
Portfolio Statistics Weighted Average Maturity
6.30.10	16 days
12.31.09	17 days

Investment Allocation	(% of Total investments)

Municipal Variable Rate Demand Notes	96%
Other Municipal Notes	4%
Total	100%

Class O Average Annual return* as of 6.30.10
6 month**	0.005%
1 year	0.01%
5 year	1.76%
10 year	1.60%

7-day simple/effective yield as of 6.30.10
Class O	.01%/.01%

*Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Visit www.calvert.com for current performance data.

** Total return is not annualized for periods of one year or less.

Calvert Tax-Free Bond Fund
Economic Sectors	(% of Total investments)
Airport	1.5%
Bond Bank	0.5%
Education	3.9%
Electric	3.1%
Health / Hospital	15.9%
Higher Education	6.6%
Housing	4.7%
Industrial Development Revenue / Pollution Control Revenue	7.6%
Lease / Certificate of Participation	2.5%
Local General Obligation	16.1%
Other Revenue	3.1%
Other Transportation	3.6%
Prerefunded / Escrow to Maturity	9.4%
Special Tax	2.8%
State General Obligation	8.6%
Transportation	3.6%
Water & Sewer	6.5%
Total	100%

Portfolio Statistics
Weighted Average Maturity
6.30.10	11 years
12.31.09	10 years

Effective Duration
6.30.10	4.87 years
12.31.09	5.91 years

Monthly Dividend Yield
6.30.10	3.15%
12.31.09	2.94%

SEC yield
6.30.10	3.18%
12.31.09	3.02%

Fund Information

Asset Allocation
tax-exempt bonds

NASDAQ Symbol
CTTLX

CUSIP number
131620-30-4

Investment Performance
	Tax-Free Bond Fund Total Return at NAV	Lipper General Muni. Debt Funds Avg.	Barclays Capital Municipal Bond Index

6 month*	1.57%	3.02%	3.31%
1 year	4.64%	10.59%	9.61%
5 year	2.50%	3.03%	4.40%
10 year	4.46%	4.51%	5.63%

Total Return at NAV does not reflect the deduction of the Portfolio's maximum front-end sales charge of 3.75% and assumes reinvestment of dividends.

* Total return is not annualized for periods of one year or less.

Growth of a hypothetical $10,000 investment

The average annual total returns below and in the line graph assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge.

The performance data shown represents past performance, does not guarantee future results, and does not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com for current performance data. The gross expense ratio for Class A Shares is 0.92%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects deduction of fund operating expenses.

Average Annual Total Return
as of 6.30.10
1 year	0.72%
5 year	1.72%
10 year	4.06%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Money Market Portfolio charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $2,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Money Market Class O	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$1,000.05	$1.69

Hypothetical	$1,000.00	$1,023.10	$1.71
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of .34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tax-Free Bond	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$1,015.70	$4.49

Hypothetical	$1,000.00	$1,020.34	$4.50
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of .90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2010
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 102.1%	AMOUNT	VALUE
Alabama - 1.7%
Birmingham Alabama Industrial Development Board
Revenue VRDN, 0.55%, 5/1/29, C/LOC: FHLB (r)	$485,000	$485,000
Calhoun County Alabama Economic Development Council
Revenue VRDN, 0.53%, 4/1/21, LOC: Bank of America (r)	1,450,000	1,450,000
Colbert County Alabama Industrial Development Board
Revenue VRDN, 0.42%, 10/1/11, LOC: Wells Fargo Bank (r)	600,000	600,000
Mobile County Alabama IDA Revenue VRDN, 0.42%,
4/1/20, LOC: Wells Fargo Bank (r)	2,145,000	2,145,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone
Revenue VRDN, 0.39%, 3/1/27,
LOC: JPMorgan Chase Bank (r)	4,800,000	4,800,000
		9,480,000

Alaska - 2.1%
Alaska State Industrial Development & Export Authority
Revenue VRDN, 0.28%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 2.7%
Arizona State Health Facilities Authority Revenue VRDN:
0.28%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.38%, 12/1/37, LOC: Sovereign Bank,
C/LOC: Banco Santander (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue
VRDN, 0.61%, 8/1/22, LOC: Farm Credit Services,
C/LOC: CoBank (r)	3,700,000	3,700,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue
VRDN, 0.29%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000
		15,200,000

California - 3.7%
California State Infrastructure & Economic Development Bank
Revenue VRDN, 0.16%, 4/1/42,
LOC: Bank of America (r)	10,000,000	10,000,000
California State Pollution Control Financing Authority
Revenue VRDN:
0.36%, 9/1/10, LOC: Bank of the West (r)	2,605,000	2,605,000
0.43%, 3/1/16, LOC: Comerica Bank (r)	1,105,000	1,105,000
California Statewide Communities Development Authority
Special Tax Revenue VRDN, 0.24%, 5/1/22,
LOC: Bank of the West, C/LOC: CALSTRs (r)	1,400,000	1,400,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
California - Cont'd
Victorville California MFH Revenue VRDN, 0.70%, 12/1/15,
LOC: Citibank (r)	$5,915,000	$5,915,000
		21,025,000

Colorado - 3.8%
Aurora Centretech Colorado Metropolitan District GO VRDN,
0.31%, 12/1/28, LOC: U.S. Bank (r)	3,120,000	3,120,000
Colorado State Educational & Cultural Facilities Authority
Revenue VRDN, 0.34%, 5/15/38, LOC: Fifth Third Bank (r)	9,625,000	9,625,000
Colorado State HFA Revenue VRDN, 0.22%, 10/15/16,
GA: Fannie Mae (r)	800,000	800,000
Colorado State Housing and Finance Authority Revenue
VRDN, 0.24%, 10/1/30, BPA: FHLB,
CF: Colorado - HFA (r)	1,700,000	1,700,000
Englewood Colorado MFH Revenue VRDN, 0.25%, 12/1/26,
LOC: Freddie Mac (r)	260,000	260,000
Meridian Ranch Colorado Metropolitan District GO VRDN,
0.31%, 12/1/38, LOC: U.S. Bank (r)	2,135,000	2,135,000
Westminster Colorado Economic Development Authority
Revenue Tax Increment VRDN, 0.30%, 12/1/28,
LOC: U.S. Bank (r)	3,700,000	3,700,000
	21,340,000

Connecticut - 2.1%
Connecticut State Development Authority Revenue VRDN,
0.22%, 7/1/15, LOC: HSBC USA, Inc. (r)	1,020,000	1,020,000
Connecticut State GO Bonds, 2.00%, 5/19/11,
CF: State of Connecticut	4,000,000	4,054,523
Connecticut State Health & Educational Facility
Authority Revenue VRDN, 0.42%, 7/1/38,
LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,710,000	4,710,000
Connecticut State Housing Finance Authority Revenue
VRDN, 0.27%, 7/1/32, LOC: HSBC USA, Inc. (r)	2,220,000	2,220,000
	12,004,523

District Of Columbia - 3.9%
District of Columbia GO VRDN, 0.33%, 6/1/27,
LOC: TD Bank (r)	5,895,000	5,895,000
District of Columbia Revenue VRDN:
0.40%, 9/1/23, LOC: Bank of America (r)	3,900,000	3,900,000
0.26%, 4/1/38, LOC: PNC Bank (r)	2,000,000	2,000,000
Metropolitan Washington DC Airport Authority System Revenue
Commercial Paper, 0.50%, 7/6/10,
LOC: Landesbank Baden-Württemberg	10,500,000	10,500,000
		22,295,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Florida - 7.8%
Collier County Florida Educational Facilities Authority Revenue
VRDN, 0.28%, 10/1/36, LOC: Comerica Bank (r)	$3,900,000	$3,900,000
Collier County Florida MFH Finance Authority Revenue
VRDN, 0.27%, 7/15/34, LOC: Fannie Mae (r)	600,000	600,000
Highlands County Florida Health Facilities Authority
Revenue VRDN:
0.27%, 11/15/27, LOC: SunTrust Bank, C/LOC: FHLB (r)	10,000,000	10,000,000
0.28%, 11/15/27, LOC: SunTrust Bank, C/LOC: FHLB (r)	9,300,000	9,300,000
Lee Memorial Health System Florida Revenue VRDN,
0.22%, 4/1/33, LOC: Northern Trust Co. (r)	1,980,000	1,980,000
Palm Beach County Florida Revenue VRDN, 0.58%,
1/1/34, LOC: TD Bank (r)	750,000	750,000
Sarasota-Manatee Florida Airport Authority Revenue
VRDN, 0.27%, 8/1/14, LOC: SunTrust Bank (r)	7,775,000	7,775,000
Sunshine State Florida Governmental Financing Commission
Revenue VRDN, 0.29%, 7/1/16,
LOC: Dexia Credit Local (r)	9,715,000	9,715,000
	44,020,000

Georgia - 0.7%
Athens-Clarke County Georgia Unified Government Development
Authority Revenue VRDN, 0.27%, 9/1/31,
LOC: SunTrust Bank (r)	2,500,000	2,500,000
Fulton County Georgia IDA Revenue VRDN, 0.45%, 12/1/10,
LOC: Branch Bank & Trust (r)	500,000	500,000
Marietta Georgia Housing Authority MFH Revenue VRDN,
0.31%, 7/1/24, LOC: Freddie Mac (r)	1,200,000	1,200,000
	4,200,000

Hawaii - 2.2%
Hawaii State Department of Budget & Finance Revenue VRDN:
0.38%, 5/1/19, LOC: First Hawaiian Bank (r)	8,790,000	8,790,000
0.36%, 12/1/21, LOC: Union Bank (r)	3,790,500	3,790,500
	12,580,500

Idaho - 1.0%
Idaho State GO Bonds, 2.00%, 6/30/11	5,500,000	5,586,845

Illinois - 5.7%
Illinois State Development Finance Authority Revenue VRDN:
0.26%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
0.26%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Illinois - Cont'd
Illinois State Finance Authority Revenue VRDN:
0.23%, 2/15/33, LOC: Northern Trust Co. (r)	$7,200,000	$7,200,000
0.38%, 9/1/38, LOC: Comerica Bank (r)	9,285,000	9,285,000
Springfield Illinois Community Improvement Revenue
VRDN, 0.33%, 9/1/17, LOC: Harris National (r)	4,400,000	4,400,000
		32,450,000

Indiana - 4.1%
Elkhart County Indiana Economic Development Revenue
VRDN, 1.96%, 4/1/28, LOC: FHLB (r)	2,245,000	2,245,000
Goshen Indiana Economic Development Revenue VRDN,
0.30%, 10/1/42, LOC: JPMorgan Chase Bank (r)	8,300,000	8,300,000
Indiana State Development Finance Authority Revenue VRDN,
0.85%, 7/1/18, LOC: JPMorgan Chase Bank (r)	600,000	600,000
Jasper County Indiana Industrial Economic Recovery Revenue
VRDN, 0.56%, 2/1/22, LOC: Farm Credit Services,
C/LOC: Rabobank (r)	5,275,000	5,275,000
Spencer County Indiana Industrial Pollution Control Revenue
VRDN, 0.71%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	2,180,000	2,180,000
Terre Haute Indiana International Airport Authority Revenue
VRDN, 0.36%, 2/1/21, LOC: Old National Bank,
C/LOC: Northern Trust Co. (r)	1,860,000	1,860,000
Vigo County Indiana Industrial Economic Development Revenue
VRDN, 0.44%, 5/1/16, LOC: Old National Bank,
C/LOC: Wells Fargo Bank (r)	2,800,000	2,800,000
	23,260,000

Iowa - 4.9%
Hills City Iowa Health Facilities Revenue VRDN, 2.75%, 8/1/35,
LOC: Allied Irish Bank (r)	6,500,000	6,500,000
Iowa State Finance Authority Educational Facility Revenue
VRDN, 2.75%, 3/1/36, LOC: Allied Irish Bank (r)	10,000,000	10,000,000
Iowa State Finance Authority Revenue VRDN, 0.56%, 7/1/18,
LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue
VRDN, 2.75%, 10/1/24, LOC: Allied Irish Bank (r)	7,360,000	7,360,000
	27,510,000

Kansas - 0.1%
Kansas State Development Finance Authority MFH Revenue
VRDN, 0.31%, 7/1/30, LOC: Freddie Mac (r)	400,000	400,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Kentucky - 1.1%
Morehead Kentucky League of Cities Funding Trust Lease
Program Revenue VRDN, 0.32%, 6/1/34,
LOC: U.S. Bank (r)	$3,587,500	$3,587,500
Winchester Kentucky Industrial Building Revenue VRDN,
0.51%, 10/1/18, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
	5,987,500

Louisiana - 1.1%
Louisiana State GO Revenue VRDN, 0.22%, 7/15/26,
LOC: BNP Paribas (r)	6,200,000	6,200,000

Maryland - 1.5%
Maryland State Health & Higher Educational Facilities
Authority Revenue VRDN:
0.28%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
0.24%, 7/1/34, LOC: Bank of America (r)	600,000	600,000
	8,505,000

Massachusetts - 1.5%
Massachusetts State Development Finance Agency Revenue VRDN:
0.24%, 6/1/23, LOC: RBS Citizens, C/LOC: FHLB (r)	4,700,000	4,700,000
0.21%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000
	8,675,000

Michigan - 1.9%
Michigan State Hospital Finance Authority Revenue
VRDN, 0.28%, 3/1/30, LOC: Comerica Bank (r)	9,000,000	9,000,000
Michigan State Strategic Fund LO Revenue VRDN,
0.34%, 3/1/36, LOC: Deutsche Bank (r)	2,000,000	2,000,000
	11,000,000

Minnesota - 0.3%
Richfield Minnesota MFH Revenue VRDN, 0.30%, 3/1/34,
LOC: Freddie Mac (r)	1,710,000	1,710,000

Mississippi - 2.5%
Mississippi State Business Finance Corp. Revenue VRDN,
0.28%, 3/1/17, LOC: PNC Bank (r)	7,540,000	7,540,000
Prentiss County Mississippi Revenue VRDN, 0.85%,
10/1/17, LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		14,290,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Missouri - 3.8%
Carthage Missouri IDA Revenue VRDN, 0.51%, 9/1/30 (r)	$2,000,000	$2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN,
0.30%, 9/15/32, LOC: Fannie Mae (r)	655,000	655,000
Missouri State Health & Educational Facilities Authority
Revenue VRDN:
0.22%, 5/15/23, LOC: UBS AG (r)	6,710,000	6,710,000
0.15%, 8/1/31, LOC: US Bank (r)	2,000,000	2,000,000
0.16%, 12/1/35, LOC: Commerce Bank (r)	10,200,000	10,200,000
	21,565,000

New Hampshire - 1.3%
New Hampshire State Health & Education Facilities
Authority Revenue VRDN:
0.32%, 10/1/23, LOC: Bank of America (r)	2,715,000	2,715,000
0.26%, 10/1/38, LOC: RBS Citizens, C/LOC: FHLB (r)	4,400,000	4,400,000
		7,115,000

New Jersey - 0.9%
New Jersey State Turnpike Authority Revenue VRDN, 0.28%,
1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000

New York - 11.4%
Albany New York IDA Revenue VRDN, 0.36%, 6/1/34,
LOC: M&T Trust Co. (r)	5,700,000	5,700,000
Long Island New York Power Authority Revenue VRDN, 0.17%,
5/1/33, LOC: WestLB (r)	7,000,000	7,000,000
Monroe County New York IDA Revenue VRDN, 0.56%,
12/1/34, LOC: M&T Trust Co. (r)	1,430,000	1,430,000
New York City GO VRDN, 0.17%, 1/1/36, LOC:
Dexia Credit Local (r)	1,000,000	1,000,000
New York City IDA Revenue VRDN, 0.56%, 2/1/35,
LOC: M&T Trust Co. (r)	1,725,000	1,725,000
New York Metropolitan Transportation Authority Revenue
VRDN, 0.28%, 11/1/34, LOC: BNP Paribas (r)	3,475,000	3,475,000
New York State Housing Finance Agency Revenue VRDN:
0.24%, 5/15/33, LOC: Fannie Mae (r)	1,000,000	1,000,000
0.17%, 5/15/37, LOC: Fannie Mae (r)	30,000,000	30,000,000
Oswego County New York Industrial Development Agency
Civic Facilities Revenue VRDN, 0.37%, 1/1/24,
LOC: M&T Trust Co. (r)	4,045,000	4,045,000
Westchester County New York Industrial Development Agency
Revenue VRDN, 0.26%, 1/1/34, LOC: Sovereign Bank,
C/LOC: Natixis SA (r)	8,700,000	8,700,000
		64,075,000
	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Ohio - 1.7%
Cleveland City Ohio Water Revenue VRDN, 0.23%,
1/1/33, LOC: BNP Paribas (r)	$4,135,000	4,135,000
Hamilton County Ohio Healthcare and Life Enriching
Community Revenue VRDN, 0.29%, 1/1/37,
LOC: PNC Bank (r)	5,445,000	5,445,000
		9,580,000

Oklahoma - 0.9%
Pittsburg County Oklahoma Economic Development
Authority Revenue VRDN, 0.35%, 10/1/21,
LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 5.9%
Allegheny County Pennsylvania IDA Revenue VRDN, 0.28%,
6/1/38, LOC: PNC Bank (r)	2,760,000	2,760,000
Beaver County Pennsylvania IDA Revenue VRDN, 0.17%,
4/1/41, LOC: Barclays Bank (r)	5,000,000	5,000,000
Butler County Pennsylvania IDA Revenue VRDN, 0.28%,
5/1/34, LOC: Bank of America (r)	2,360,000	2,360,000
Cumberland County Pennsylvania Municipal Authority
Revenue VRDN:
0.28%, 1/1/41, LOC: KBC Bank (r)	9,065,000	9,065,000
0.28%, 1/1/43, LOC: KBC Bank (r)	2,545,000	2,545,000
Haverford Township Pennsylvania School District GO
VRDN, 0.29%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.31%, 7/1/38,
LOC: Bank of Scotland (r)	9,480,000	9,480,000
		33,210,000

Rhode Island - 2.1%
Rhode Island State Health & Educational Building Corp.
Revenue VRDN:
0.25%, 12/1/31, LOC: RBS Citizens (r)	2,145,000	2,145,000
0.25%, 4/1/35, LOC: RBS Citizens (r)	10,000,000	10,000,000
	12,145,000

South Carolina - 2.1%
Dorchester County South Carolina IDA Revenue VRDN,
0.51%, 10/1/24, LOC: Unicredit Bank AG (r)	5,100,000	5,100,000
South Carolina State Jobs-Economic Development Authority
Health Facilities Revenue VRDN, 0.30%, 11/1/31,
LOC: Wells Fargo Bank (r)	3,890,000	3,890,000
South Carolina State Jobs-Economic Development Authority
Revenue VRDN, 0.28%, 4/1/27, LOC: Wachovia Bank (r)	2,800,000	2,800,000
		11,790,000
	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Tennessee - 2.5%
Blount County Tennessee Public Building Authority Revenue
VRDN, 0.25%, 6/1/26, LOC: KBC Bank (r)	$4,960,000	4,960,000
Loudon Tennessee Industrial Development Board Revenue
VRDN, 0.85%, 4/1/13, LOC: JPMorgan Chase Bank (r)	1,040,000	1,040,000
Metropolitan Nashville Tennessee Airport Authority Revenue
VRDN, 0.21%, 7/1/19, LOC: Societe Generale (r)	2,900,000	2,900,000
Sevier County Tennessee Public Building Authority, 0.35%,
6/1/25, LOC: SmartBank, C/LOC: FHLB (r)	5,030,000	5,030,000
		13,930,000

Texas - 0.9%
Garland Texas Independent School District GO VRDN,
0.38%, 6/15/29, BPA: Bank of America, GA: Texas
Permanent School Fund (mandatory put, 8/12/10 @ 100) (r)	5,000,000	5,000,000

Utah - 0.6%
Utah State Housing Corp. MFH Revenue VRDN, 0.32%,
4/1/42, LOC: Freddie Mac (r)	3,125,000	3,125,000
Utah State Housing Corp. Single Family Revenue VRDN,
0.29%, 7/1/36, LOC: Fannie Mae & Freddie Mac (r)	430,000	430,000
		3,555,000

Vermont - 3.3%
Vermont State Educational & Health Buildings Financing
Agency Revenue VRDN:
0.34%, 6/1/22, LOC: Chittenden Trust Company,
C/LOC: Wells Fargo Bank (r)	1,175,000	1,175,000
0.15%, 10/1/28, LOC: TD Bank (r)	965,000	965,000
0.26%, 10/1/30, LOC: TD Bank (r)	3,210,000	3,210,000
0.30%, 1/1/33, LOC: TD Bank (r)	3,575,000	3,575,000
0.25%, 10/1/36, LOC: Key Bank (r)	7,725,000	7,725,000
Vermont Student Assistance Corp. Educational Loans Revenue
VRDN, 0.30%, 12/15/40, LOC: Lloyds TSB Bank (r)	2,000,000	2,000,000
	18,650,000

Virginia - 1.8%
Alexandria Virginia IDA Revenue VRDN, 0.30%, 10/1/30,
LOC: Branch Bank & Trust (r)	10,295,000	10,295,000

Washington - 0.6%
Washington State Health Care Facilities Authority Revenue
VRDN, 0.27%, 11/15/26, LOC: Citibank (r)	3,255,000	3,255,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Wisconsin - 3.5%
Grafton Wisconsin IDA Revenue VRDN, 0.40%, 12/1/17,
LOC: U.S. Bank (r)	$1,480,000	$1,480,000
Wisconsin State GO Bonds, 2.00%, 6/15/11	5,500,000	5,578,980
Wisconsin State Health & Educational Facilities Authority
Revenue VRDN:
0.75%, 11/12/10, LOC: U.S. Bank (mandatory put,
11/12/10 @ 100) (r)	5,000,000	5,000,000
0.35%, 11/1/23, LOC: U.S. Bank (r)	2,800,000	2,800,000
0.16%, 12/1/32, LOC: JPMorgan Chase Bank (r)	4,650,000	4,650,000
	19,508,980

Wyoming - 2.4%
Gillette Wyoming Pollution Control Revenue VRDN, 0.23%,
1/1/18, LOC: Barclays Bank (r)	13,800,000	13,800,000

Total Municipal Obligations (Cost $576,618,348)		576,618,348

TOTAL INVESTMENTS (Cost $576,618,348) - 102.1%		576,618,348
Other assets and liabilities, net - (2.1%)		(12,104,500)
Net Assets - 100%		$564,513,848

Net Assets Consist of:
Paid-in capital applicable to 564,633,152 Class O shares of beneficial interest, unlimited number of no par value shares authorized		$564,524,465
Undistributed net investment income		26,231
Accumulated net realized gain (loss) on investments		(36,848)

Net Assets		$564,513,848

Net Asset Value per Share		$1.00

See notes to statements of net assets and notes to financial statements.

TAX-FREE BOND FUND
STATEMENT OF NET ASSETS
JUNE 30, 2010
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.6%	AMOUNT	VALUE
Alabama - 1.8%
Mobile Alabama Industrial Development Board Pollution
Control Revenue Bonds, 4.75%, 6/1/34 (mandatory
put, 3/19/12 @ 100) (r)	$2,000,000	$2,100,200
Montgomery Alabama BMC Special Care Facilities Financing
Authority Revenue Bonds, 5.00%, 11/15/10
(escrowed to maturity)	2,000,000	2,035,340
		4,135,540

California - 2.6%
California State Department of Water Resources Revenue Bonds:
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	430,000	440,359
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	5,000	5,119
Hawaiian Gardens California Public Finance Authority Tax
Allocation Bonds:
5.25%, 12/1/22	1,475,000	1,497,095
5.25%, 12/1/23	1,000,000	1,009,440
Long Beach California Unified School District GO Bonds,
Zero Coupon, 8/1/25	1,000,000	422,700
Rio Hondo Community College District GO Bonds,
5.00%, 8/1/30	1,500,000	1,553,100
San Joaquin Hills California Transportation Corridor
Agency Revenue Bonds, Zero Coupon, 1/1/26
(escrowed to maturity)	2,000,000	1,038,880
		5,966,693
Colorado - 3.3%
Colorado State Educational & Cultural Facilities Authority
Revenue Bonds, 5.375%, 7/1/20 (prerefunded
7/01/12 @ 100)	2,460,000	2,680,588
Colorado State Health Facilities Authority Revenue Bonds:
5.25%, 11/15/35 (r)	2,710,000	2,718,564
5.00%, 7/1/39	2,000,000	2,017,320
		7,416,472

Connecticut - 1.6%
Connecticut State Health & Educational Facility Authority
Revenue Bonds:
5.00%, 7/1/35	1,015,000	1,057,803
4.85%, 7/1/37	1,360,000	1,414,658
5.05%, 7/1/42	1,000,000	1,051,730
		3,524,191

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
District Of Columbia - 1.5%
Metropolitan Washington Airports Authority Revenue Bonds,
5.00%, 10/1/25	$3,250,000	$3,301,122

Florida - 10.8%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,685,120
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	830,000	787,147
Highlands County Florida Health Facilities Authority
Revenue Bonds:
5.125%, 11/15/32 (r)	4,060,000	4,073,966
5.625%, 11/15/37	1,080,000	1,119,323
Jacksonville Florida Health Facilities Authority Revenue Bonds,
5.00%, 8/15/27	2,000,000	1,983,980
Miami-Dade County Florida Aviation Revenue Bonds,
5.00%, 10/1/41	2,500,000	2,536,950
Miami-Dade County Florida Professional Sports Franchise
Facilities Tax Revenue Bonds, 5.25%, 10/1/30
(escrowed to maturity)	2,675,000	3,144,168
Miami-Dade County Florida School Board COPs, 5.00%,
8/1/20	1,000,000	1,013,790
Polk County Florida Transportation Improvement Revenue
Bonds, 5.00%, 12/1/25 (r)	3,500,000	3,554,180
University Athletic Association, Inc. Athletic Program
Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	1,355,000	1,374,634
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100) (r)	2,000,000	2,030,200
		24,303,458

Georgia - 2.0%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%,
7/1/29 (j)(r)*	3,900,000	1,559,844
Georgia State GO Bonds:
5.00%, 1/1/27	1,150,000	1,272,348
4.50%, 1/1/29	1,500,000	1,571,235
		4,403,428

Guam - 1.1%
Guam Electric Power Authority Revenue Bonds, 5.25%,
10/1/12	1,000,000	1,001,270
Guam Government Highway & Transportation Authority
Revenue LO Bonds, 4.50%, 5/1/12	1,500,000	1,531,275
		2,532,545

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Hawaii - 0.5%
Honolulu City and County Hawaii GO Bonds, 5.00%, 7/1/26	$1,000,000	$1,061,690

Illinois - 1.8%
Illinois State Metropolitan Pier and Exposition Authority
Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	523,070
Lake County Illinois Community High School District GO
Bonds, 7.375%, 2/1/20	1,000,000	1,337,870
Markham Illinois GO Bonds, 6.00%, 2/1/25	2,000,000	2,092,760
		3,953,700

Indiana - 0.9%
Carmel Indiana Redevelopment Authority Revenue Bonds,
5.00%, 2/1/27	2,000,000	2,082,900

Iowa - 0.6%
Hills City Iowa Health Facilities Revenue VRDN, 2.75%,
8/1/35 (r)	190,000	190,000
Iowa State SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,083,050
		1,273,050

Kansas - 0.9%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,071,000
5.75%, 11/15/38	1,000,000	1,073,330
		2,144,330

Louisiana - 1.1%
Louisiana State Public Facilities Authority Revenue Bonds,
5.25%, 11/1/17	1,340,000	1,395,154
New Orleans Louisiana Audubon Commission GO Bonds,
5.00%, 10/1/13	1,000,000	1,087,730
		2,482,884

Maryland - 0.4%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	218,000	201,120
Series B, 3.907%, 7/1/14 (r)	595,000	548,929
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	126,520
Series C, Zero Coupon, 7/1/48 (k)	337,865	11,852
		888,421

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Massachusetts - 3.6%
Boston Massachusetts Water & Sewer Commission Revenue
Bonds, 5.00%, 11/1/30	$1,000,000	$1,092,700
Massachusetts State Bay Transportation Authority Revenue Bonds,
5.00%, 7/1/27	1,510,000	1,719,090
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds:
5.00%, 7/15/35	1,000,000	1,024,520
5.00%, 7/15/36	3,040,000	3,190,176
2.75%, 11/1/38 (mandatory put, 1/5/12 @ 100) (r)	1,000,000	1,028,610
		8,055,096

Michigan - 0.4%
Ann Arbor Michigan School District GO Bonds, 4.75%,
5/1/29	1,000,000	1,004,460

Minnesota - 0.5%
St. Paul Minnesota Port Authority Revenue Bonds, 3.25%,
2/1/28 (mandatory put, 2/1/11 @ 100) (r)	1,000,000	1,013,610

Mississippi - 0.5%
Mississippi State Development Bank SO Revenue Bonds,
5.00%, 1/1/18	1,000,000	1,051,770

Missouri - 0.2%
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	465,056

Nevada - 0.6%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,341,018

New Jersey - 3.1%
Essex County New Jersey Improvement Authority Revenue Bonds,
5.25%, 12/15/21	3,280,000	3,692,755
New Jersey State Transportation Trust Fund Authority Revenue
Bonds, 5.25%, 12/15/23	1,830,000	2,026,176
Ocean County New Jersey Utilities Authority Wastewater
Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,166,130
		6,885,061

New Mexico - 2.3%
Albuquerque Bernalillo County Water Utility Authority Revenue
Bonds, 5.00%, 7/1/26	1,015,000	1,106,411
New Mexico State Hospital Equipment Loan Council
Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,066,541
		5,172,952

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
New York - 0.5%
New York State Local Government Assistance Corp. Revenue
Bonds, 6.00%, 4/1/14	$980,000	$1,101,148

North Carolina - 3.1%
Columbus County North Carolina Industrial Facilities &
Pollution Control Financing Authority Revenue Bonds,
5.70%, 5/1/34	1,000,000	1,012,380
North Carolina State Medical Care Commission Revenue Bonds,
5.00%, 6/1/42	3,700,000	3,788,097
Wake County North Carolina GO Bonds:
5.00%, 3/1/23 (prerefunded 3/01/19 @ 100)	375,000	444,409
5.00%, 3/1/23	1,625,000	1,851,054
		7,095,940

North Dakota - 1.2%
Three Affiliated Tribes of the Fort Berthold Reservation
Revenue Bonds, 7.128%, 11/1/19 (r)	3,320,000	2,758,090

Ohio - 3.1%
Cincinnati City School District COPs, 5.00%, 12/15/10	1,500,000	1,531,875
Kent State University Revenue Bonds, 5.00%, 5/1/21	2,565,000	2,869,619
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,569,950
		6,971,444

Oregon - 1.0%
Oregon State GO Bonds, 5.00%, 8/1/25	1,985,000	2,234,336

Pennsylvania - 2.9%
Mount Lebanon Pennsylvania School District GO Bonds,
5.00%, 2/15/27	3,370,000	3,672,660
South Wayne County Pennsylvania Water and Sewer
Authority Revenue Bonds:
5.95%, 10/15/10 (escrowed to maturity)	670,000	679,541
5.95%, 10/15/11 (escrowed to maturity)	730,000	775,114
5.95%, 10/15/12 (escrowed to maturity)	285,000	314,609
University of Pittsburgh Pennsylvania Higher Education Revenue
Bonds, 5.00%, 8/1/10	1,000,000	1,004,030
		6,445,954

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Puerto Rico - 3.7%
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	$1,000,000	$1,131,930
5.50%, 7/1/17	1,000,000	1,074,150
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds:
6.25%, 7/1/13	1,000,000	1,109,670
5.50%, 7/1/17	2,000,000	2,167,800
5.25%, 7/1/38 (prerefunded 7/01/12 @ 100)	1,000,000	1,090,540
5.00%, 7/1/40 (prerefunded 7/01/15 @ 100)	500,000	587,205
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%,
8/1/27 (escrowed to maturity)	1,000,000	1,198,170
		8,359,465

Rhode Island - 1.0%
Providence Rhode Island GO Bonds, 5.00%, 4/1/30	1,850,000	1,971,895
Rhode Island Port Authority and Economic Development
Corp. Airport Revenue Bonds, 7.00%, 7/1/14	355,000	380,166
		2,352,062

South Carolina - 1.9%
Columbia South Carolina Waterworks & Sewer System Revenue
Bonds, 5.00%, 2/1/30	1,000,000	1,079,770
Columbia South Carolina Waterworks and Sewer System
Revenue Bonds, 5.00%, 2/1/28	3,000,000	3,150,120
		4,229,890

Tennessee - 1.5%
Memphis Tennesee GO Bonds:
5.00%, 7/1/23 (b)	1,000,000	1,119,430
5.00%, 4/1/25 (prerefunded 4/01/19 @ 100)	2,000,000	2,189,640
		3,309,070

Texas - 13.9%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%,
1/1/12	2,710,000	2,817,343
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,161,550
Dallas Texas Area Rapid Transit Revenue Bonds, 5.00%,
12/1/28	1,475,000	1,593,752
Hidalgo County Texas Drain District No 1 Bonds, 5.00%,
9/1/25	3,010,000	3,268,077
Houston Texas GO Bonds, 5.00%, 3/1/21	1,160,000	1,273,135
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds,
5.75%, 9/1/12	1,500,000	1,577,295

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Texas - Cont'd
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	$2,505,000	$3,039,542
Lewisville Texas Independent School District GO Bonds,
Zero Coupon, 8/15/10	2,000,000	1,998,760
Longview Texas Independent School District GO Bonds,
Zero Coupon, 2/15/18	500,000	390,005
Manor Texas Independent School District GO Bonds,
4.50%, 8/1/24	1,000,000	1,036,660
Mission Economic Development Corp. Revenue Bonds,
6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	2,000,000	2,172,940
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,183,620
5.25%, 2/1/35	3,345,000	3,868,894
Tarrant County Texas Regional Water District Revenue
Bonds, 5.00%, 3/1/26	2,500,000	2,702,425
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,093,570
		31,177,568

Vermont - 8.8%
Burlington Vermont Electric Revenue Bonds, 5.375%, 7/1/12	1,405,000	1,526,294
Rutland County Vermont Solid Waste District Revenue Bonds:
6.80%, 11/1/10	100,000	101,646
6.80%, 11/1/11	100,000	106,240
6.85%, 11/1/12	100,000	110,784
University of Vermont and State Agriculture College
Revenue Bonds:
5.00%, 10/1/19	1,000,000	1,103,040
5.00%, 10/1/23	1,000,000	1,048,100
5.125%, 10/1/27 (prerefunded 10/01/12 @ 100)	1,000,000	1,102,280
Vermont State Educational & Health Buildings Financing
Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,050,780
5.00%, 10/1/23	1,000,000	1,007,190
5.00%, 11/1/32	1,810,000	1,859,160
5.50%, 1/1/33	1,100,000	1,049,521
5.00%, 10/31/46	1,000,000	1,022,150
Vermont State GO Bonds:
5.00%, 8/15/20	1,000,000	1,175,430
4.25%, 3/1/26	905,000	945,689
4.50%, 7/15/26	1,000,000	1,054,890
4.50%, 3/1/28	1,150,000	1,212,409
Vermont State Housing Finance Agency Revenue Bonds,
5.35%, 5/1/36	100,000	102,892

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Vermont - Cont'd
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	$505,000	$516,352
5.25%, 11/1/20	155,000	155,436
5.55%, 11/1/21	435,000	435,317
4.90%, 11/1/22	640,000	648,557
Vermont State Municipal Bond Bank Revenue Bonds,
5.00%, 12/1/17	1,000,000	1,127,670
Vermont State Public Power Supply Authority Revenue Bonds,
5.25%, 7/1/13	1,200,000	1,330,188
		19,792,016

Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,111,540
6.375%, 10/1/19	1,000,000	1,015,390
4.25%, 10/1/29	200,000	179,748
		2,306,678

Virginia - 3.3%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds:
Series A, 5.875%, 6/1/17 (r)	1,700,000	1,749,096
Series B, 5.875%, 6/1/17 (r)	750,000	771,660
Loudoun County Virginia Sanitation Authority Revenue Bonds,
5.00%, 1/1/27	1,725,000	1,907,660
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue
Bonds, 2.50%, 3/1/31 (mandatory put, 3/1/13 @ 100) (r)	3,000,000	3,001,800
		7,430,216

Washington - 3.6%
Clark County Washington School District GO Bonds, 5.00%,
12/1/22	1,500,000	1,646,070
King County Washington Sewer Revenue Bonds, 5.00%,
1/1/39	2,000,000	2,093,020
Washington State GO Bonds:
5.00%, 2/1/23	1,000,000	1,115,730
5.00%, 1/1/28	3,090,000	3,309,266
		8,164,086

West Virginia - 0.9%
West Virginia State Economic Development Authority
Commonwealth Development Revenue Bonds, 6.68%,
4/1/25 (g)(r)*	24,820,000	1,985,600

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Wisconsin - 2.5%
Wisconsin State Health & Educational Facilities Authority Revenue
Bonds, 5.00%, 11/15/30	$2,600,000	$2,674,360
Wisconsin State Health & Educational Facilities Authority
Revenue VRDN, 2.00%, 2/1/38 (r)	2,900,000	2,900,000
		5,574,360

Other - 2.6%
Capital Trust Agency Housing Revenue Bonds, 5.95%,
1/15/39 (c)*	14,452,566	5,780,015

Total Municipal Obligations (Cost $249,130,041)		221,527,386

TOTAL INVESTMENTS (Cost $249,130,041) - 98.6%		221,527,386
Other assets and liabilities, net - 1.4%		3,123,314
Net Assets - 100%		$224,650,700

Net Assets Consist of:
Paid-in capital applicable to 14,383,185 Class A shares of beneficial interest, unlimited number of no par shares authorized		$277,030,075
Undistributed net investment income (loss)		(906,769)
Accumulated net realized gain (loss) on investments		(23,584,653)
Net unrealized appreciation (depreciation) on investments		(27,887,953)

Net Assets		$224,650,700

Net Asset Value per Share		$15.62

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	10	9/10	$1,275,000	$27,485
Total Purchased				$27,485
Sold:
30 Year U.S. Treasury Bonds	100	9/10	$12,750,000	($312,783)
Total Sold				($312,783)

See notes to statements of net assets and notes to financial statements.

NOTES TO STATEMENTS OF NET ASSETS

(b) This security was valued by the Board of Trustees. See Note A.

(c) Capital Trust Agency Housing Revenue Bonds in Tax-Free Bond are not accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds ("Series 2005 Bonds"). Accrued past due interest related to the Series 2005 Bonds as of June 30, 2010 totaled $246,752.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) in Tax-Free Bond are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j) Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) in Tax-Free Bond are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k) Maryland State Economic Development Corp. Revenue Bonds Series B and C in Tax-Free Bond were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due October 1, 2019 that were previously held by the Fund. Series B is not accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LO: Limited Obligation
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes

Explanation of Guarantees:

BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CF: Credit Facility
GA: Guaranty Agreement
LOC: Letter of Credit

See notes to financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
	Money Market	Tax-Free
Net Investment Income	Portfolio	Bond Fund
Investment Income:
Interest income	$1,067,376	$4,625,947

Expenses:
Investment advisory fee	717,464	689,447
Transfer agency fees and expenses	318,931	106,099
Distribution Plan expenses:
Class A	--	103,417
Trustees' fees and expenses	12,128	4,787
Administrative fees:
Class O	771,538	--
Class A	--	40,000
Accounting fees	41,442	18,064
Custodian fees	64,642	16,291
Registration fees	13,941	15,687
Reports to shareholders	70,917	23,318
Professional fees	16,961	12,800
Miscellaneous	56,741	3,489
Total expenses	2,084,705	1,033,399
Reimbursement from Advisor:
Class O	(1,052,501)	--
Fees paid indirectly	(18,164)	(273)
Net expenses	1,014,040	1,033,126

Net Investment Income	53,336	3,592,821

See notes to financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
Realized and Unrealized	Money Market	Tax-Free
Gain (Loss)	Portfolio	Bond Fund
Net realized gain (loss) on:
Investments	--	($6,045,114)
Futures	--	(493,160)
	--	(6,538,274)

Change in unrealized appreciation (depreciation) on:
Investments	--	6,833,084
Futures	--	(269,033)
	--	6,564,051
Net Realized and Unrealized
Gain (Loss)	--	25,777

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$53,336	$3,618,598

See notes to financial statements.

MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$53,336	$557,277
Net realized gain (loss)	--	3,634

Increase (Decrease) in Net Assets
Resulting From Operations	53,336	560,911

Distributions to shareholders from:
Net investment income:
Class O shares	(29,618)	(540,765)
Institutional Class shares	--	(14,001)
Total distributions	(29,618)	(554,766)

Capital share transactions:
Shares sold:
Class O shares	144,213,602	342,573,796
Institutional Class shares	--	2,041,167
Reinvestment of distributions:
Class O shares	29,557	542,704
Institutional Class shares	--	13,496
Shares redeemed:
Class O shares	(211,197,050)	(472,397,984)
Institutional Class shares	--	(12,906,729)
Total capital share transactions	(66,953,891)	(140,133,550)

Total Increase (Decrease) in Net Assets	(66,930,173)	(140,127,405)

Net Assets
Beginning of period	631,444,021	771,571,426
End of period (including undistributed net investment income of $26,231 and $2,513, respectively)	$564,513,848	$631,444,021

See notes to financial statements.

	Six Months Ended	Year ended
	June 30,	December 31,
Capital Share Activity	2010	2009
Shares sold:
Class O shares	144,213,602	342,571,428
Institutional Class shares	--	2,039,911
Reinvestment of distributions:
Class O shares	29,557	542,704
Institutional Class shares	--	13,496
Shares redeemed:
Class O shares	(211,197,050)	(472,397,984)
Institutional Class shares	--	(12,906,729)
Total capital share activity	(66,953,891)	(140,137,174)

See notes to financial statements.

TAX-FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$3,592,821	$4,146,961
Net realized gain (loss)	(6,538,274)	2,176,170
Change in unrealized appreciation (depreciation)	6,564,051	847,372

Increase (Decrease) in Net Assets
Resulting from Operations	3,618,598	7,170,503

Distributions to shareholders from:
Net investment income	(3,582,537)	(4,140,213)
Net realized gain	--	(501,929)
Total distributions	(3,582,537)	(4,642,142)

Capital share transactions:
Shares sold	8,988,616	11,878,246
Reinvestment of distributions	2,824,162	3,703,889
Shares issued from merger (See Note A)	--	200,306,008
Redemption fees	41	105
Shares redeemed	(21,206,901)	(33,777,040)
Total capital share transactions	(9,394,082)	182,111,208

Total Increase (Decrease) in Net Assets	(9,358,021)	184,639,569

Net Assets
Beginning of period	234,008,721	49,369,152
End of period (including distributions in excess of net
investment income of $906,769 and $917,053,
respectively)	$224,650,700	$234,008,721

Capital Share Activity
Shares sold	574,060	13,566,202
Reinvestment of distributions	180,474	237,428
Shares issued from merger (See Note A)	--	12,805,896
Shares redeemed	(1,353,849)	(2,156,609)
Total capital share activity	(599,315)	24,452,917

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios: Money Market and Tax-Free Bond (formerly known as Long-Term). Money Market is registered as a diversified portfolio and Tax-Free Bond as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Institutional Class shares ceased operations on June 16, 2009; they were sold without a sales charge, required a minimum account balance of $1,000,000, and had a lower expense ratio than Class O shares. The $1 million minimum initial investment could be waived for certain institutional accounts, where it was believed to be in the best interest of the Fund and its shareholders. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolios use independent pricing services approved by the Board of Trustees to value their investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, securities valued at $1,119,430, or 0.5% of net assets, of the Tax-Free Bond, were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	--	$576,618,348	--	$576,618,348
Other debt obligations	--	--	--	--
TOTAL	--	$576,618,348	--	$576,618,348

Tax-Free Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	--	$220,407,956	$1,119,430	$221,527,386
TOTAL	--	$220,407,956	$1,119,430**	$221,527,386
Other financial instruments*	($285,298)	--	--	($285,298)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

**Level 3 securities represent 0.5% of net assets.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the

Portfolios could experience a delay in recovering the value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: Tax-Free Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.

(See Notes to Statements of Net Assets on page 31.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians' fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:
	First $500 Million	Next $500 Million	Over $1 Billion
Money Market	.25%	.20%	.15%
Tax-Free Bond	.60%	.50%	.40%

Under terms of the agreement $114,524 and $111,968 was payable at period end for Money Market and Tax-Free Bond, respectively. In addition, $55,442 was receivable at period end from the Advisor for reimbursement of operating expenses and $33,704 was payable at period end for operating expenses paid by the Advisor during June 2010, for Money Market and Tax-Free Bond, respectively.

The Advisor voluntarily reimbursed Money Market Class O shares for expenses of $1,052,501, to maintain a positive yield during the six months ended June 30, 2010.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O of Money Market pays an annual rate of .26% based on the Portfolio's average daily net assets. Tax-Free Bond pays monthly an annual fee of $80,000. Under terms of the agreement $122,168 and $6,667 was payable at period end for Money Market and Tax-Free Bond, respectively.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class A of Tax-Free Bond allows the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Tax-Free Bond. The amount actually paid by Tax-Free Bond, is an annualized fee, payable monthly of .09% of the Portfolio's average daily net assets of Class A. Under terms of the agreement $16,795 was payable at period end for Tax-Free Bond.

The Distributor received $14,447 as its portion of commissions charged on sales of Tax-Free Bond during the six months ended June 30, 2010.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $186,476 and $19,998 for the six months ended June 30, 2010 for Money Market and Tax-Free Bond, respectively. Under terms of the agreement $29,420 and $3,147 was payable at period end for Money Market and Tax-Free Bond, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 ($32,000 prior to April 1, 2010) plus up to $2,000 ($1,500 prior to April 1, 2010) for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:
Tax-Free Bond
Purchases	$46,749,713
Sales	52,115,644

Capital Loss Carryforwards
Expiration Date	Money Market	Tax-Free Bond
December 31, 2011	--	$1,407,605
December 31, 2012	--	2,278,445
December 31, 2013	--	616,112
December 31, 2014	--	8,160,996
December 31, 2015	--	4,279,054
December 31, 2016	$36,848	565,078

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Tax-Free Bond's use of net capital loss carryforwards may be limited under certain tax provisions.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax costs were as follows:
	Money Market	Tax-Free Bond
Unrealized appreciation	--	$6,621,300
Unrealized (depreciation)	--	(34,183,101)
Net unrealized appreciation/(depreciation)	--	($27,561,801)
Federal income tax cost of investments	$576,618,348	$249,089,187

The Portfolios may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2010, such purchase and sales transactions were:
	Money Market	Tax-Free Bond
Purchases	$174,860,000	$45,250,000
Sales	160,455,000	45,060,000

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolios had outstanding loan balances of $11,927 and $102,980 for Money Market and Tax-Free Bond, respectively, at an interest rate of 1.56% on June 30, 2010. For the six months ended June 30, 2010, borrowings by the Portfolios under the agreement were as follows:

Portfolio	Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
Money Market	$47,480	1.53%	$6,825,100	March 2010
Tax-Free Bond	80,526	1.52%	1,965,262	April 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Note F - Reorganization

On March 4, 2009, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the following portfolios for shares of the acquiring portfolio and the assumption of the liabilities of the portfolios. The merged portfolios were Calvert Tax-Free Reserves Limited-Term Portfolio ("Limited-Term") and Calvert Tax-Free Reserves Vermont Municipal Portfolio ("Vermont"), each a series of Calvert Tax-Free Reserves, and Calvert National Municipal Intermediate Fund ("National"), a series of Calvert Municipal Fund, Inc. Shareholders of each merged Portfolio approved the Plan at a meeting on July 13, 2009 and the reorganization took place on July 31, 2009.

The acquisition was accomplished by a tax-free exchange of the following shares:
Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Limited-Term	11,765,268	Tax-Free Bond	7,018,539	$109,794,351
Vermont	2,804,411	Tax-Free Bond	2,790,066	$43,622,620
National	4,520,505	Tax-Free Bond	2,997,291	$46,889,037

For financial reporting purposes, assets received and shares issued by Tax-Free Bond were recorded at fair value; however, the cost basis of the investments received from Limited-Term, Vermont, and National were carried forward to align ongoing reporting of Tax-Free Bond's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:
Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Value
Limited-Term	$109,794,351	$(32,380,939)	Tax-Free Bond	$54,387,113
Vermont	$43,622,620	$860,250	Tax-Free Bond	$54,387,113
National	$46,889,037	$414,942	Tax-Free Bond	$54,387,113

Assuming the acquisition had been completed on January 1, 2009, Tax-Free Bond's results of operations for the year ended December 31, 2009 would have been as follows:
Net investment income	$7,116,162	(a)
Net realized and change in unrealized gain (loss) on investments	$2,678,843	(b)
Net increase (decrease) in assets from operations	$9,795,005

Because Tax-Free Bond, Limited-Term, Vermont, and National sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Limited-Term, Vermont, and

National that have been included in Tax-Free Bond's Statement of Operations since July 31, 2009.

(a) $4,146,961, as reported, plus $1,088,678, $928,432, and $927,091 from Limited-Term, Vermont, and National pre-merger, respectively, plus $25,000 of pro-forma eliminated expenses.

(b) $3,023,542 as reported, plus $(3,987,195), $2,022,001, and $1,620,495 from Limited-Term, Vermont, and National, respectively, pre-merger.

Money Market Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class O Shares	2010	2009	2008
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	***	.001	.018
Distributions from
Net investment income	***	(.001)	(.018)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.07%	1.83%
Ratios to average net assets: A
Net investment income	.02% (a)	.08%	1.82%
Total expenses	.70% (a)	.73%	.68%
Expenses before offsets	.35% (a)	.64%	.68%
Net expenses	.34% (a)	.63%	.67%
Net assets, ending (in thousands)	$564,514	$631,444	$760,722

		Years Ended
	December 31	December 31,	December 31,
Class O Shares	2007	2006	2005
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.030	.028	.018
Distributions from
Net investment income	(.030)	(.028)	(.018)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	3.06%	2.83%	1.79%
Ratios to average net assets: A
Net investment income	3.00%	2.78%	1.77%
Total expenses	.68%	.69%	.69%
Expenses before offsets	.68%	.69%	.69%
Net expenses	.66%	.67%	.68%
Net assets, ending (in thousands)	$901,876	$903,667	$987,404

See notes to financial highlights.

Money Market Portfolio
Financial Highlights
		Periods Ended
	June 16,	December 31,	December 31,
Institutional Class	2009 (y)	2008	2007
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.001	.021	.033
Distributions from
Net investment income	(.001)	(.021)	(.033)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.15%	2.09%	3.32%
Ratios to average net assets: A
Net investment income	.32% (a)	2.06%	3.26%
Total expenses	.57% (a)	.43%	.43%
Expenses before offsets	.57% (a)	.43%	.43%
Net expenses	.57% (a)	.42%	.41%
Net assets, ending (in thousands)	$0	$10,850	$15,806

		Years Ended
	December 31,	December 31,	December 31,
Institutional Class	2006	2005	2004
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.030	.021	.009
Distributions from
Net investment income	(.030)	(.021)	(.009)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	3.08%	2.09%	.90%(x)
Ratios to average net assets: A
Net investment income	3.00%	2.09%	.87%
Total expenses	.43%	.38%	.38%
Expenses before offsets	.43%	.38%	.37%
Net expenses	.41%	.37%	.37%
Net assets, ending (in thousands)	$11,533	$41,330	$29,729

See notes to financial highlights.

Tax-Free Bond Fund
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class A shares	2010	2009	2008
Net asset value, beginning	$15.62	$14.80	$16.24
Income from investment operations
Net investment income	.24	.54	.62
Net realized and unrealized gain (loss)	**	.85	(1.44)
Total from investment operations	.24	1.39	(.82)
Distributions from
Net investment income	(.24)	(.54)	(.62)
Net realized gain	--	(.03)	--
Total distributions	(.24)	(.57)	(.62)
Total increase (decrease) in net asset value	--	.82	(1.44)
Net asset value, ending	$15.62	$15.62	$14.80

Total return*	1.57%	9.50%	(5.18%)
Ratios to average net assets: A
Net investment income	3.13% (a)	3.11%	3.93%
Total expenses	.90% (a)	.92%	.93%
Expenses before offsets	.90% (a)	.92%	.93%
Net expenses	.90% (a)	.92%	.92%
Portfolio turnover	21%	101%	48%
Net assets, ending (in thousands)	$224,651	$234,009	$49,369

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2007	2006	2005
Net asset value, beginning	$16.57	$16.54	$16.64
Income from investment operations
Net investment income	.62	.66	.68
Net realized and unrealized gain (loss)	(.33)	.03	**
Total from investments	.29	.69	.68
Distributions from
Net investment income	(.62)	(.66)	(.68)
Net realized gain	--	--	(.10)
Total distributions	(.62)	(.66)	(.78)
Total increase (decrease) in net asset value	(.33)	.03	(.10)
Net asset value, ending	$16.24	$16.57	$16.54

Total return*	1.80%	4.25%	4.15%
Ratios to average net assets: A
Net investment income	3.79%	3.93%	4.04%
Total expenses	.91%	.88%	.89%
Expenses before offsets	.91%	.82%	.89%
Net expenses	.90%	.80%#	.88%
Portfolio turnover	47%	60%	116%
Net assets, ending (in thousands)	$53,381	$52,855	$62,930

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(x) On December 31, 2004, the Advisor voluntarily contributed $73,758 to Money Market's Institutional Class shares to offset some embedded capital losses in the Fund's NAV, which are not deductible for tax purposes. This transaction was deemed a "payment by affiliate." This payment by affiliate is not available for distribution and therefore does not affect total return.

(y) Institutional Class ceased operations on June 16, 2009.

* Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

** Amount was less than .005 per share.

*** Net investment income and distributions were less than $.001 per share.

# Net expenses would have been .86% absent the non-recurring fee waiver by the Fund's third party service provider.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Tax-Free Reserves

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
Calvert Tax-Free Bond Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High-Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
Global Water Fund
International Opportunities Fund

Balanced and Asset
Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund


Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By: /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:   August 30, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date:   August 30, 2010